STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total Stock-Based Compensation Expense Recognized

Total compensation expense recognized is as follows:

	2017	2016	2015
	(In thousands)
Restricted stock and restricted stock units	$15,239	$15,746	$14,395
Performance shares and performance units	7,726	6,888	1,428
Stock options	-	46	770
Total	$22,965	$22,680	$16,593

Total Gross Unrecognized Estimated Compensation Expense and Expected Weighted-Average Periods

The components of the total gross unrecognized estimated compensation expense for equity awards and their expected remaining weighted-average periods for expense recognition are as follows:

	Amount (In thousands)	Weighted-Average Period (years)
Restricted stock and restricted stock units(1)	$16,190	1.7

(1)Excludes performance shares and performance units accounted for as liability awards.

Activity for Stock Option

The following table summarizes stock options activity during 2017 (share data in thousands):

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding at beginning of period	725	$42.39
Cancelled/expired/forfeited	(180)	38.34
Outstanding at end of period(1)	545	$43.29	1.49

(1)	All remaining outstanding options were vested prior to December 31, 2016.

Nonvested RSUs and RSAs and Changes

RSUs and RSAs and changes during 2017 were as follows (share data in thousands):

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	2,058	$11.40
Granted	675	21.71
Vested	(1,016)	13.37
Cancelled/forfeited	(34)	14.25
Nonvested at end of period	1,683	$14.27